Quarterly Holdings Report
for

Fidelity Advisor® Large Cap Fund

August 31, 2019

LC-QTLY-1019
1.805746.115

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
COMMUNICATION SERVICES - 9.2%
Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	237,394	$13,806,835
Entertainment - 1.9%
Activision Blizzard, Inc.	67,200	3,400,320
Electronic Arts, Inc. (a)	65,200	6,107,936
The Walt Disney Co.	17,400	2,388,324
Vivendi SA	297,200	8,306,396
		20,202,976
Interactive Media & Services - 0.7%
Alphabet, Inc.:
Class A (a)	3,336	3,971,608
Class C (a)	3,367	4,000,333
		7,971,941
Media - 5.3%
Comcast Corp. Class A	996,974	44,126,069
Discovery Communications, Inc. Class A (a)(b)	19,200	529,920
Fox Corp. Class A	161,410	5,353,970
Interpublic Group of Companies, Inc.	176,000	3,498,880
Omnicom Group, Inc.	13,900	1,057,234
Sinclair Broadcast Group, Inc. Class A	65,200	2,905,964
		57,472,037

TOTAL COMMUNICATION SERVICES		99,453,789

CONSUMER DISCRETIONARY - 3.6%
Distributors - 0.2%
LKQ Corp. (a)	92,400	2,427,348
Hotels, Restaurants & Leisure - 0.0%
Drive Shack, Inc. (a)	78,700	370,677
Household Durables - 0.9%
Mohawk Industries, Inc. (a)	48,200	5,730,498
Whirlpool Corp.	25,400	3,532,886
		9,263,384
Internet & Direct Marketing Retail - 1.1%
The Booking Holdings, Inc. (a)	6,050	11,896,781
Leisure Products - 0.2%
Brunswick Corp.	39,100	1,822,060
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	10,800	1,096,524
Specialty Retail - 1.0%
Lowe's Companies, Inc.	81,179	9,108,284
TJX Companies, Inc.	30,700	1,687,579
		10,795,863
Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp.	20,200	1,531,160

TOTAL CONSUMER DISCRETIONARY		39,203,797

CONSUMER STAPLES - 9.0%
Beverages - 1.2%
The Coca-Cola Co.	234,375	12,900,000
Food & Staples Retailing - 2.0%
Walgreens Boots Alliance, Inc.	65,100	3,332,469
Walmart, Inc.	161,900	18,498,694
		21,831,163
Food Products - 0.4%
Nestle SA sponsored ADR	41,300	4,641,707
Household Products - 1.3%
Procter & Gamble Co.	97,952	11,776,769
Spectrum Brands Holdings, Inc.	39,400	2,201,278
		13,978,047
Personal Products - 0.0%
Edgewell Personal Care Co. (a)	7,800	217,152
Tobacco - 4.1%
Altria Group, Inc.	799,300	34,961,382
British American Tobacco PLC sponsored ADR	213,000	7,476,300
Philip Morris International, Inc.	29,000	2,090,610
		44,528,292

TOTAL CONSUMER STAPLES		98,096,361

ENERGY - 9.8%
Energy Equipment & Services - 0.4%
Baker Hughes, A GE Co. Class A	190,600	4,134,114
Oil, Gas & Consumable Fuels - 9.4%
BP PLC sponsored ADR	234,914	8,680,072
Cenovus Energy, Inc. (Canada)	1,836,600	16,029,211
Equinor ASA sponsored ADR	556,500	9,466,065
Exxon Mobil Corp.	716,700	49,079,616
Hess Corp.	171,800	10,814,810
Kosmos Energy Ltd.	941,300	5,949,016
The Williams Companies, Inc.	102,797	2,426,009
		102,444,799

TOTAL ENERGY		106,578,913

FINANCIALS - 17.7%
Banks - 11.5%
Bank of America Corp.	1,178,841	32,429,916
Citigroup, Inc.	113,897	7,329,272
First Hawaiian, Inc.	38,700	994,590
JPMorgan Chase & Co.	214,830	23,601,224
M&T Bank Corp.	11,000	1,608,310
PNC Financial Services Group, Inc.	94,685	12,207,737
SunTrust Banks, Inc.	173,403	10,666,019
U.S. Bancorp	157,165	8,281,024
Wells Fargo & Co.	581,894	27,098,804
		124,216,896
Capital Markets - 3.6%
Cboe Global Markets, Inc.	8,900	1,060,524
Charles Schwab Corp.	83,753	3,205,227
KKR & Co. LP	177,636	4,590,114
Morgan Stanley	102,033	4,233,349
Northern Trust Corp.	156,386	13,751,021
State Street Corp.	230,858	11,845,324
		38,685,559
Consumer Finance - 0.0%
Shriram Transport Finance Co. Ltd.	26,100	352,911
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. Class B (a)	20,300	4,129,223
KKR Renaissance Co-Invest LP unit (a)(c)	14,257	4,953,112
		9,082,335
Insurance - 0.5%
Chubb Ltd.	24,800	3,875,744
The Travelers Companies, Inc.	12,300	1,807,608
		5,683,352
Thrifts & Mortgage Finance - 1.3%
MGIC Investment Corp.	231,792	2,932,169
Radian Group, Inc.	512,868	11,565,173
		14,497,342

TOTAL FINANCIALS		192,518,395

HEALTH CARE - 18.0%
Biotechnology - 2.5%
AbbVie, Inc.	62,100	4,082,454
Alexion Pharmaceuticals, Inc. (a)	75,605	7,617,960
Alnylam Pharmaceuticals, Inc. (a)	20,600	1,662,214
Amgen, Inc.	27,200	5,674,464
AnaptysBio, Inc. (a)	7,200	292,680
Gritstone Oncology, Inc.	68,900	697,268
Heron Therapeutics, Inc. (a)	13,700	253,724
Insmed, Inc. (a)	89,864	1,477,364
Intercept Pharmaceuticals, Inc. (a)(b)	74,251	4,765,429
		26,523,557
Health Care Equipment & Supplies - 1.1%
Becton, Dickinson & Co.	11,300	2,869,296
Boston Scientific Corp. (a)	214,286	9,156,441
		12,025,737
Health Care Providers & Services - 6.7%
AmerisourceBergen Corp.	90,000	7,404,300
Cardinal Health, Inc.	177,900	7,672,827
Cigna Corp.	70,000	10,777,900
Covetrus, Inc. (a)	51,860	689,219
CVS Health Corp.	328,311	20,000,706
Humana, Inc.	7,300	2,067,433
McKesson Corp.	100,096	13,840,274
UnitedHealth Group, Inc.	45,500	10,647,000
		73,099,659
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	126,880	178,901
Life Sciences Tools & Services - 0.2%
Avantor, Inc.	103,200	1,806,000
Pharmaceuticals - 7.5%
Bayer AG	223,226	16,591,008
Bristol-Myers Squibb Co.	491,500	23,626,405
Corteva, Inc.	45,833	1,343,824
GlaxoSmithKline PLC sponsored ADR	444,629	18,487,674
Jazz Pharmaceuticals PLC (a)	16,407	2,102,557
Johnson & Johnson	136,263	17,490,719
TherapeuticsMD, Inc. (a)(b)	715,600	2,068,084
		81,710,271

TOTAL HEALTH CARE		195,344,125

INDUSTRIALS - 13.6%
Aerospace & Defense - 1.5%
General Dynamics Corp.	20,500	3,921,035
Huntington Ingalls Industries, Inc.	10,700	2,236,300
United Technologies Corp.	79,882	10,403,832
		16,561,167
Air Freight & Logistics - 2.5%
C.H. Robinson Worldwide, Inc.	20,059	1,694,785
FedEx Corp.	27,800	4,409,358
United Parcel Service, Inc. Class B	172,675	20,489,616
XPO Logistics, Inc. (a)	7,900	559,794
		27,153,553
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	31,800	1,427,502
Electrical Equipment - 0.5%
Acuity Brands, Inc. (b)	23,200	2,909,512
Hubbell, Inc. Class B	18,782	2,463,071
Melrose Industries PLC	1	2
		5,372,585
Industrial Conglomerates - 4.8%
3M Co.	1,400	226,408
General Electric Co.	6,321,109	52,149,149
		52,375,557
Machinery - 0.9%
Deere & Co.	4,400	681,604
Flowserve Corp.	88,200	3,764,376
Wabtec Corp. (b)	66,505	4,602,811
		9,048,791
Professional Services - 0.3%
Acacia Research Corp. (a)	36,900	96,309
IHS Markit Ltd. (a)	42,226	2,770,448
		2,866,757
Road & Rail - 3.0%
J.B. Hunt Transport Services, Inc.	79,200	8,556,768
Knight-Swift Transportation Holdings, Inc. Class A	290,600	9,921,084
Lyft, Inc.	54,969	2,691,832
Norfolk Southern Corp.	3,158	549,650
Union Pacific Corp.	65,700	10,640,772
		32,360,106

TOTAL INDUSTRIALS		147,166,018

INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 0.2%
Cisco Systems, Inc.	54,754	2,563,035
IT Services - 2.8%
DXC Technology Co.	38,000	1,262,360
Interxion Holding N.V. (a)	22,700	1,837,338
MasterCard, Inc. Class A	15,300	4,304,961
Paychex, Inc.	13,622	1,112,917
Unisys Corp. (a)	182,387	1,192,811
Visa, Inc. Class A	112,010	20,253,648
		29,964,035
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	11,700	1,285,011
Applied Materials, Inc.	98,000	4,705,960
Lam Research Corp.	5,400	1,136,754
Marvell Technology Group Ltd.	28,700	687,939
NVIDIA Corp.	8,500	1,423,835
Qualcomm, Inc.	336,950	26,204,602
		35,444,101
Software - 7.4%
Autodesk, Inc. (a)	16,000	2,285,120
Microsoft Corp.	411,354	56,709,258
Oracle Corp.	206,300	10,739,978
SAP SE sponsored ADR	89,400	10,652,010
		80,386,366
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	106,021	22,130,824

TOTAL INFORMATION TECHNOLOGY		170,488,361

MATERIALS - 0.7%
Chemicals - 0.7%
International Flavors & Fragrances, Inc.	7,900	867,025
Intrepid Potash, Inc. (a)	423,260	1,257,082
Nutrien Ltd.	97,660	4,918,209
The Scotts Miracle-Gro Co. Class A	6,500	691,080
		7,733,396
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	11,900	2,739,261
Equinix, Inc.	8,500	4,728,380
Simon Property Group, Inc.	6,000	893,640
		8,361,281
UTILITIES - 0.4%
Electric Utilities - 0.3%
Duke Energy Corp.	10,900	1,010,866
PPL Corp.	33,600	992,880
Southern Co.	24,900	1,450,674
		3,454,420
Multi-Utilities - 0.1%
Sempra Energy	5,600	793,128

TOTAL UTILITIES		4,247,548

TOTAL COMMON STOCKS
(Cost $891,093,997)		1,069,191,984

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)	2,548,425	213,418
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23(c)(d)(e)	2,201,070	1,430,696
TOTAL OTHER
(Cost $3,307,992)		1,644,114

Money Market Funds - 1.4%
Fidelity Cash Central Fund 2.13% (f)	8,096,409	8,098,029
Fidelity Securities Lending Cash Central Fund 2.13% (f)(g)	6,810,400	6,811,081
TOTAL MONEY MARKET FUNDS
(Cost $14,909,110)		14,909,110
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $909,311,099)		1,085,745,208
NET OTHER ASSETS (LIABILITIES) - 0.0%		177,236
NET ASSETS - 100%		$1,085,922,444

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,597,226 or 0.6% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$1,504,114
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$1,106,922
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$2,201,070

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$243,297
Fidelity Securities Lending Cash Central Fund	$82,708
Total	$326,005

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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